Trade and other receivables, net (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-Current Trade and Other Receivables

	2022	2021
Non-current
Advances to suppliers	3,680	952
Income tax credits	9,119	6,862
Non-income tax credits (i)	18,688	19,156
Judicial deposits	1,831	1,674
Receivable from disposal of subsidiary (Note 21)	8,478	9,830
Other receivables	2,762	3,757
Non-current portion	44,558	42,231
Current
Trade receivables	81,707	63,726
Less: Allowance for trade receivables	(4,266)	(3,023)
Trade receivables – net	77,441	60,703
Prepaid expenses	6,875	9,405
Advances to suppliers	42,966	19,074
Income tax credits	1,089	1,846
Non-income tax credits (i)	37,936	29,414
Receivable from disposal of subsidiary (Note 21)	4,664	17,259
Cash collateral	1,365	21
Other receivables	11,484	8,127
Subtotal	106,379	85,146
Current portion	183,820	145,849
Total trade and other receivables, net	228,378	188,080

(i) Includes US$158 (2021: US$303) reclassified from property, plant and equipment.

Schedule of Carrying Amounts of Trade and Other Receivables by Currency
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in U.S. Dollars):

	2022	2021
Currency
U.S. Dollar	89,760	62,604
Argentine Peso	54,801	55,260
Uruguayan Peso	2,229	460
Brazilian Reais	81,588	69,756
	228,378	188,080

Schedule of Reconciliation of Changes in Allowance for Trade Receivables
Movements on the Group’s allowance for trade receivables are as follows:

	2022	2021	2020
At January 1	3,023	3,965	3,773
Charge of the year	3,570	2,022	2,192
Unused amounts reversed	(661)	(970)	(769)
Used during the year	(100)	(1,456)	(446)
Exchange differences	(1,566)	(538)	(785)
At December 31	4,266	3,023	3,965